Warrants - Schedule of Stock Warrants Activity (Details) (10-K) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants, Outstanding, Beginning balance	118,046,862	127,434,122	88,365,036
Warrants, Exercisable, Beginning balance	118,046,862	127,434,122	88,365,036
Warrants, Canceled	18,405,496
Warrants, Granted	1,316,665	315,010	40,259,133
Warrants, Exercised		9,600,286	(798,000)
Warrants, Forfeited		(101,984)	(392,047)
Warrants, Outstanding, Ending balance	100,958,031	118,046,862	127,434,122
Warrants, Exercisable, Ending balance	100,958,031	118,046,862	127,434,122
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.20	$ 0.24	$ 0.30
Weighted Average Exercise Price, Exercisable, Beginning	0.20	0.24	0.30
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending	0.13	0.20	0.24
Weighted Average Exercise Price, Exercisable, Ending	$ 0.13	$ 0.20	$ 0.24
Weighted Average Remaining Contractual Term in Years, Beginning Outstanding	2 years 3 months 26 days	3 years 1 month 24 days	3 years 6 months
Weighted Average Remaining Contractual Term in Years, Beginning Exercisable	2 years 3 months 26 days	3 years 1 month 24 days	3 years 6 months
Weighted Average Remaining Contractual Term in Years, Ending Outstanding	2 years 3 months 8 days	2 years 3 months 26 days	3 years 1 month 24 days
Weighted Average Remaining Contractual Term in Years, Ending Exercisable	2 years 3 months 8 days	2 years 3 months 26 days	3 years 1 month 24 days
Aggregate Intrinsic Value, Outstanding, Beginning	$ 7,848,637	$ 3,957,689	$ 543,770
Aggregate Intrinsic Value, Exercisable, Beginning	7,848,637	3,957,689	543,770
Aggregate Intrinsic Value, Outstanding, Ending	1,276,243	7,848,637	3,957,689
Aggregate Intrinsic Value, Exercisable, Ending	$ 1,276,243	$ 7,848,637	$ 3,957,689